Stock Options, Restricted Stock, and Dividend Reinvestment Plans (Summary of Restricted and Performance Stock Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares/ Units:
Nonvested on January 1, 2017 (in shares)	4,004,402
Shares/units granted (in shares)	1,238,754
Shares/units vested (in shares)	(847,107)
Shares/units cancelled (in shares)	(424,833)
Nonvested on December 31, 2017 (in shares)	3,971,216	4,004,402
Weighted average grant date fair value (per share)
Nonvested on January 1, 2017 (dollars per share)	$ 11.28
Shares/units granted (in dollars per share)	18.83	$ 12.90	$ 13.90
Shares/units vested (in dollars per share)	11.64
Shares/units cancelled (in dollars per share)	10.51
Nonvested on December 31, 2017 (dollars per share)	$ 12.92	$ 11.28